Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31,
	2018	2017
Cost:
Equipment	$575,432	$634,203
Computers	33,122	9,060
Office furniture	29,906	23,260
Leasehold improvements	23,461	75,841

	658,921	742,364

Accumulated depreciation:	358,219	310,592

Property and equipment, net	$300,702	$431,772